Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Loans	$ 341,829	$ 320,132
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	109,752	101,198
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	26,718	17,692
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,625	5,629
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	81,769	83,419
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,815	49,420
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,687	1,481
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	55,752	52,311
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9,711	8,982
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	322,364	300,286
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	105,366	97,506
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	24,312	15,163
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,625	5,526
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	71,105	71,736
Pass [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	49,818	48,195
Pass [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,687	1,481
Pass [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	54,906	52,096
Pass [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9,545	8,583
Watch [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	14,327	14,389
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,937	1,161
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,876	1,994
Watch [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans		103
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	8,551	9,398
Watch [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	973	1,209
Watch [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	827	130
Watch [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	163	394
Sub-standard [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,138	5,457
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,449	2,531
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	530	535
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,113	2,285
Sub-standard [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	24	16
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	19	85
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 3	$ 5